UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Dow 30SM Premium & Dividend Income Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Dow 30sm Premium & Dividend Income Fund Inc. (DPD)
September 30, 2011

Shares	Description (1)	Value
Common Stocks – 99.2%
Aerospace & Defense – 9.0%
106,700	Boeing Company	$ 6,456,417
106,700	United Technologies Corporation	7,507,412
Total Aerospace & Defense	13,963,829
Beverages – 4.6%
106,700	Coca-Cola Company	7,208,652
Chemicals – 2.7%
106,700	E.I. Du Pont de Nemours and Company	4,264,799
Communications Equipment – 1.1%
106,700	Cisco Systems, Inc., (2)	1,652,783
Computers & Peripherals – 1.5%
106,700	Hewlett-Packard Company	2,395,415
Consumer Finance – 3.1%
106,700	American Express Company	4,790,830
Diversified Financial Services – 2.5%
106,700	Bank of America Corporation	653,004
106,700	JP Morgan Chase & Co.	3,213,804
Total Diversified Financial Services	3,866,808
Diversified Telecommunication Services – 4.5%
106,700	AT&T Inc.	3,043,084
106,700	Verizon Communications Inc.	3,926,560
Total Diversified Telecommunication Services	6,969,644
Food & Staples Retailing – 3.6%
106,700	Wal-Mart Stores, Inc.	5,537,730
Food Products – 2.3%
106,700	Kraft Foods Inc.	3,582,986
Hotels, Restaurants & Leisure – 6.0%
106,700	McDonald’s Corporation	9,370,394
Household Products – 4.3%
106,700	Procter & Gamble Company	6,741,306
Industrial Conglomerates – 6.0%
106,700	3M Co.	7,659,993
106,700	General Electric Company	1,626,108
Total Industrial Conglomerates	9,286,101
Insurance – 3.4%
106,700	Travelers Companies, Inc.	5,199,491
IT Services – 12.0%
106,700	International Business Machines Corporation (IBM)	18,675,701
Machinery – 5.1%
106,700	Caterpillar Inc.	7,878,728
Media – 2.1%
106,700	Walt Disney Company	3,218,072
Metals & Mining – 0.6%
106,700	Alcoa Inc.	1,021,119
Oil, Gas & Consumable Fuels – 11.4%
106,700	Chevron Corporation	9,871,884
106,700	Exxon Mobil Corporation	7,749,621
Total Oil, Gas & Consumable Fuels	17,621,505
Pharmaceuticals – 7.9%
106,700	Johnson & Johnson	6,797,857
106,700	Merck & Company Inc.	3,490,157
106,700	Pfizer Inc.	1,886,456
Total Pharmaceuticals	12,174,470
Semiconductors & Equipment – 1.5%
106,700	Intel Corporation	2,275,911
Software – 1.7%
106,700	Microsoft Corporation	2,655,763
Specialty Retail – 2.3%
106,700	Home Depot, Inc.	3,507,229
Total Common Stocks (cost $136,834,059)	153,859,266

Principal
Amount (000)	Description	Coupon	Maturity	Value
Short-Term Investments - 3.0%
Short-Term Investments - 1.7%
$ 2,620	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $2,619,798, collateralized by $2,690,000 U.S. Treasury Notes, 1.375%, due 9/30/18, Value $2,619,796	0.010%	10/3/11	$ 2,619,796
U.S. Government and Agency Obligations - 1.3%
2,000	U.S. Treasury Bills, (3)	0.000%	10/20/11	1,999,986
$ 4,620	Total Short-Term Investments (cost $4,619,680)	4,619,782
Total Investments (cost $141,453,739) - 102.2%	158,479,048
Other Assets Less Liabilities - (2.2)% (4)	(3,426,357)
Net Assets - 100%	$155,052,691

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value
(500)	3M Company	$ (4,004,700)	11/19/11	$ 80.0940	$ (25,049)
(500)	Coca-Cola Company	(3,652,500)	11/19/11	73.0500	(13,462)
(500)	Hewlett-Packard Company	(1,238,450)	11/19/11	24.7690	(30,135)
(500)	IBM Corporation	(9,329,750)	11/19/11	186.5950	(114,382)
(500)	Intel Corporation	(1,183,350)	11/19/11	23.6670	(9,813)
(500)	JP Morgan Chase & Co.	(1,657,425)	11/19/11	33.1485	(24,504)
(500)	Johnson & Johnson	(3,350,550)	11/19/11	67.0110	(29,938)
(500)	Kraft Food Inc.	(1,834,000)	11/19/11	36.6800	(2,881)
(500)	McDonald’s Corporation	(4,711,350)	11/19/11	94.2270	(21,578)
(500)	Merck & Co. Inc.	(1,687,350)	11/19/11	33.7470	(30,787)
(5,000)	Total Call Options Written (premium received $454,420)	$(32,649,425)	$(302,529)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$153,859,266	$ —	$ —	$153,859,266
Short-Term Investments	—	4,619,782	—	4,619,782
Derivatives:
Call Options Written	—	(302,529)	—	(302,529)
Total	$153,859,266	$4,317,253	$ —	$158,176,519

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	–	$–	Call options written, at value	$302,529

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $141,452,987.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 30,399,460
Depreciation	(13,373,399)

Net unrealized appreciation (depreciation) of investments	$ 17,026,061

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.
(4)	Other Assets Less Liabilities includes Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.
(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Premium & Dividend Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011